Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting
Segment Reporting

33.  Segment Reporting

Historically, there are three segments in the Group, including YY, Huya and Bigo for the year ended December 31, 2019. Starting from the second quarter of 2020, the Company deconsolidated Huya and Huya’s historical financial results were reflected in the Company’s consolidated financial statements as discontinued operations accordingly. As a result of the definitive agreements entered into with Baidu on the sale of YY Live, YY Live is represented as discontinued operations. YY segment is renamed as “All other” segment and has been recast to exclude the financial numbers of YY Live.

Therefore, there are two segments, including “Bigo” and “All other” for the years ended December 31, 2020, 2021 and 2022.

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment:

For the year ended December 31, 2022:

	Bigo	All other	Elimination(1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	1,905,045	320,473	—	2,225,518
Others	91,976	94,267	(245)	185,998

Total net revenues	1,997,021	414,740	(245)	2,411,516

Cost of revenues(2)	(1,249,361)	(310,272)	245	(1,559,388)

Gross profit	747,660	104,468	—	852,128
Operating expenses(2)
Research and development expenses	(168,148)	(93,659)	—	(261,807)
Sales and marketing expenses	(311,545)	(88,890)	—	(400,435)
General and administrative expenses	(60,843)	(80,983)	—	(141,826)
Goodwill impairment	—	(14,830)	—	(14,830)

Total operating expenses	(540,536)	(278,362)	—	(818,898)

Other income	12,944	4,561	—	17,505

Operating income (loss)	220,068	(169,333)	—	50,735

Interest expense	(4,458)	(11,922)	3,610	(12,770)
Interest income and investment income	9,592	87,166	(3,610)	93,148
Foreign currency exchange gain (losses), net	13,120	(1,454)	—	11,666
Gain on disposal and deemed disposal of investments	—	4,113	—	4,113
Gain on fair value changes of investment	1,979	422,325	—	424,304
Gain on extinguishment of debt and derivative	—	63,378	—	63,378

Income before income tax expenses	240,301	394,273	—	634,574

Income tax expenses	(14,433)	(20,142)	—	(34,575)

Income before share of loss in equity method investments, net of income taxes	225,868	374,131	—	599,999

Share of loss in equity method investments, net of income taxes	—	(498,431)	—	(498,431)

Net income (loss) from continuing operations	225,868	(124,300)	—	101,568
(1)

The elimination mainly consists of revenues and expenses generated from services among Bigo and all other segments, and interest income and interest expenses generated from the loan between Bigo and all other segments.

(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

	Bigo	All other	Total
	US$	US$	US$

Cost of revenues	3,341	4,844	8,185
Research and development expenses	14,012	11,158	25,170
Sales and marketing expenses	234	543	777
General and administrative expenses	4,416	5,548	9,964

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

For the year ended December 31, 2021:

	Bigo	All other	Elimination (1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	2,231,366	245,424	—	2,476,790
Others	92,392	49,936	(67)	142,261

Total net revenues	2,323,758	295,360	(67)	2,619,051

Cost of revenues(2)	(1,539,188)	(242,029)	67	(1,781,150)

Gross profit	784,570	53,331	—	837,901
Operating expenses(2)
Research and development expenses	(204,597)	(75,184)	—	(279,781)
Sales and marketing expenses	(402,476)	(65,931)	—	(468,407)
General and administrative expenses	(56,827)	(164,904)	—	(221,731)

Total operating expenses	(663,900)	(306,019)	—	(969,919)

Gain on disposal of business	—	4,959	—	4,959
Other income	6,929	13,447	—	20,376

Operating income (loss)	127,599	(234,282)	—	(106,683)

Interest expense	(3,460)	(13,468)	2,453	(14,475)
Interest income and investment income	1,316	92,370	(2,453)	91,233
Foreign currency exchange losses, net	(12,444)	(933)	—	(13,377)
Loss on disposal and deemed disposal of investments	—	(23,762)	—	(23,762)
Loss on fair value changes of investment	—	(15,435)	—	(15,435)
(Loss) gain on extinguishment of debt and derivative	(52)	5,343	—	5,291
Other non-operating expenses	—	(381)	—	(381)

Income (loss) before income tax expenses	112,959	(190,548)	—	(77,589)

Income tax expenses	(9,153)	(16,592)	—	(25,745)

Income (loss) before share of loss in equity method investments, net of income taxes	103,806	(207,140)	—	(103,334)

Share of loss in equity method investments, net of income taxes	—	(26,217)	—	(26,217)

Net income (loss) from continuing operations	103,806	(233,357)	—	(129,551)
(1)

The elimination mainly consists of revenues and expenses generated from services among Bigo and all other segments, and interest income and interest expenses generated from the loan between Bigo and all other segments.

(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

	Bigo	All other	Total
	US$	US$	US$

Cost of revenues	5,974	2,115	8,089
Research and development expenses	17,179	6,874	24,053
Sales and marketing expenses	654	631	1,285
General and administrative expenses	(5,297)	5,252	(45)

33.  Segment Reporting (continued)

(a) The following table presents summary information by segment (continued):

For the year ended December 31, 2020:

	Bigo	All other	Elimination(1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	1,659,311	156,515	—	1,815,826
Others	73,500	28,818	—	102,318

Total net revenues	1,732,811	185,333	—	1,918,144

Cost of revenues(2)	(1,207,124)	(171,022)	—	(1,378,146)

Gross profit	525,687	14,311	—	539,998
Operating expenses(2)
Research and development expenses	(194,122)	(108,696)	—	(302,818)
Sales and marketing expenses	(446,521)	(58,868)	—	(505,389)
General and administrative expenses	(85,685)	(60,981)	—	(146,666)

Total operating expenses	(726,328)	(228,545)	—	(954,873)

Other income	3,550	4,545	—	8,095

Operating loss	(197,091)	(209,689)	—	(406,780)

Interest expense	(7,892)	(72,474)	4,811	(75,555)
Interest income and investment income	155	93,734	(4,811)	89,078
Foreign currency exchange losses, net	(17,035)	(437)	—	(17,472)
Gain on disposal and deemed disposal of investments	—	272,281	—	272,281
Gain on fair value changes of investment	—	160,849	—	160,849
Fair value change on derivatives	(281)	(5,996)	—	(6,277)
Other non-operating expenses	(889)	(1,578)	—	(2,467)

(Loss) income before income tax expenses	(223,033)	236,690	—	13,657

Income tax benefits (expense)	9,425	(37,250)	—	(27,825)

(Loss) income before share of loss in equity method investments, net of income taxes	(213,608)	199,440	—	(14,168)

Share of loss in equity method investments, net of income taxes	—	(7,634)	—	(7,634)

Net (loss) income from continuing operations	(213,608)	191,806	—	(21,802)

33. Segment Reporting (continued)

(a) The following table presents summary information by segment (continued):

(1) The elimination mainly consists of interest income and interest expenses generated from the loan between Bigo and all other segments.

(2) Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	Bigo	All other	Total
	US$	US$	US$

Cost of revenues	4,094	1,703	5,797
Research and development expenses	33,795	8,851	42,646
Sales and marketing expenses	706	605	1,311
General and administrative expenses	33,668	8,738	42,406

(b) The following tables set forth revenues and property and equipment for the Company’s geographic operations:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Revenues:
Mainland China	336,200	440,797	473,941
Developed countries and regions	639,442	913,947	866,107
Middle East	475,662	621,775	514,992
Southeast Asia and others	466,840	642,532	556,476

Developed countries and region mainly included the United States of America, Great Britain, Japan, South Korea and Australia, Middle East mainly included Saudi Arabia and other countries located in the region, and Southeast Asia and others mainly included countries located in Southeast Asia and India.

	As of December 31,
	2021	2022
	US$	US$
Property and equipment, net:
Mainland China	282,905	303,204
Singapore	50,289	24,022
Others	32,198	15,975